Income Tax - Summary of Unused Investment Credits (Detail) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 588,257	$ 19,667
Purchase of machinery and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Year	2025
Purchase of machinery and equipment [member] | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 510,573	17,070
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry Year	2025 and thereafter
Others [member] | Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Remaining Creditable Amount	$ 77,684	$ 2,597